Long-term Debt - Prepayment Agreement (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 21,567
Deferred financing costs	(100)
Long-term debt	6,567	$ 37,041
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	15,000
Deferred financing costs	(103)	(498)
Long-term debt	14,897	29,502
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	21,500
Gross carrying amount [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 15,000	$ 30,000